RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt - USD ($)		12 Months Ended
		Dec. 31, 2017	Sep. 30, 2018	Aug. 31, 2018	Aug. 22, 2018	Jun. 30, 2018	Apr. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jan. 31, 2017		Dec. 31, 2016
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 81,058	$ 63,500										$ 4,000
Total related party				$ 70,000	$ 140,800	$ 21,794			$ 105,000	$ 100,000
Total principle amount of notes payable to related party at September 30, 2018			742,400
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		556,166									$ 316,504	[1]
Expenses owed to related party		2,234
Total related party		558,400	184,000				$ 42,000	$ 72,000
Chief Executive Officer [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[2]										107,048
Chief Executive Officer [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[3]										132,614
Chief Executive Officer [Member] | March 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[4]		72,000
Chief Executive Officer [Member] | April 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[5]		42,000
Chief Executive Officer [Member] | August 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[6]		70,000
Principal [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		535,050									300,000	[1]
Total related party			184,000
Principal [Member] | Chief Executive Officer [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[2]										105,000
Principal [Member] | Chief Executive Officer [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[3]										130,050
Principal [Member] | Chief Executive Officer [Member] | March 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[4]		72,000
Principal [Member] | Chief Executive Officer [Member] | April 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[5]		42,000
Principal [Member] | Chief Executive Officer [Member] | August 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[6]		70,000
Accrued Interest [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 21,116									16,504	[1]
Accrued Interest [Member] | Chief Executive Officer [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[2]										2,048
Accrued Interest [Member] | Chief Executive Officer [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[3]										$ 2,564
Accrued Interest [Member] | Chief Executive Officer [Member] | March 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[4]
Accrued Interest [Member] | Chief Executive Officer [Member] | April 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[5]
Accrued Interest [Member] | Chief Executive Officer [Member] | August 2018 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[6]

[1]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[2]	In June 2017, the Company entered into a note agreement in the amount of $105,000 with the Company's CEO for short term working capital advance. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,048 through September 25, 2017. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[3]	In June 2017, the Company received a short term working capital advance of $130,050 from its CEO. The advance bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,564 through September 25, 2017.
[4]	In March 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note. The Company accrued interest on these notes in the amount of $2,950 for the nine months ended September 30, 2018. This amount is included in accrued expenses in Note 7.
[5]	In April 2018, the Company entered into two separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $10,000 and $32,000, totaled $42,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note. The Company accrued interest on these notes in the amount of $1,486 for the nine months ended September 30, 2018. This amount is included in accrued expenses in Note 7.In May 2018, the board of directors approved the Company to enter into a promissory note agreement with the Company's CEO and his spouse to consolidate notes (4) and (5). The total amount of the principle consolidated was $114,000. The amount of interest accrued from the note dates to the date of the consolidation was minimal and therefore was not included in the consolidation. The promissory note accrues interest at 8% from the date of consolidation and is due within 120 days of the note date.
[6]	In August 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $25,000, $25,000, and $20,000, totaled $70,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note. The Company accrued interest on these notes in the amount of $757 for the nine months ended September 30, 2018. This amount is included in accrued expenses in Note 7.